Basis of Preparation (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Retained Earnings (Accumulated Deficit)	$ 88,926	$ 34,051
Net Income (Loss) Attributable to Parent	59,435	15,128
Net Cash Provided by (Used in) Operating Activities	2,329	(3,866)
Net Cash Provided by (Used in) Operating Activities	(2,329)	3,866
[custom:WorkingCapitalDeficit-0]	89,100
Liabilities, Current	107,393	88,967
Assets, Current	$ 18,419	$ 23,970